                               FIDELITY VIP PLUS

                         MONARCH LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA1

                                 ANNUAL REPORT
                               DECEMBER 31, 2001


This is a copy of the annual report of the separate account in which your Monarch Life Insurance Company variable annuity contract invests. We take pride in our continued commitment to provide prompt, courteous service to our contract owners. For inquiries regarding your contract, please call our Annuity Service Center at 1-800-654-0050.

[LOGO]

The investment results presented in this report are historical and are no indication of future performance.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Receiver of Monarch Life Insurance Company and Contract Owners of Monarch Life Insurance Company Separate Account VA1:

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the Divisions constituting the Separate Account VA1 of Monarch Life Insurance Company at December 31, 2001 and 2000, and the results of each of their operations and changes in their net assets for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 21, 2002

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF NET ASSETS AT DECEMBER 31, 2001
--------------------------------------------------------------------------------

ASSETS                                    COST        SHARES    MARKET VALUE
                                       ----------     -------   ------------

Investment in Variable Insurance
Products Fund and Fund II,
at Market Value (Note 2):
  Money Market Portfolio               $  340,221     340,221    $  340,221
  Investment Grade Bond Portfolio         209,542      17,693       228,597
  Equity Income Portfolio                 984,337      47,305     1,076,194
  Growth Portfolio                      1,789,191      52,273     1,756,903
  Asset Manager Portfolio                 297,696      18,041       261,773
  High Income Portfolio                    83,440       7,460        47,816
  Overseas Portfolio                      231,292      11,491       159,491
                                       ----------                ----------
Total Invested Assets                  $3,935,719                 3,870,995
                                       ==========

LIABILITIES
  Total Liabilities                                                      --
                                                                 ----------

  Net Assets                                                     $3,870,995
                                                                 ==========

   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF NET ASSETS AT DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS                                   COST           SHARES     MARKET VALUE
                                      ----------        -------    ------------
Investment in Variable Insurance
Products Fund and Fund II,
at Market Value (Note 2):
  Money Market Portfolio              $  259,608        259,608     $  259,608
  Investment Grade Bond Portfolio        200,639         16,981        213,795
  Equity Income Portfolio                945,634         46,488      1,186,372
  Growth Portfolio                     1,710,936         52,288      2,282,382
  Asset Manager Portfolio                419,003         26,207        419,315
  High Income Portfolio                   77,718          6,691         54,728
  Overseas Portfolio                     208,912         10,227        204,438
                                      ----------                    ----------
Total Invested Assets                 $3,822,450                     4,620,638
                                      ==========

LIABILITIES
  Total Liabilities                                                         --
                                                                    ----------

  Net Assets                                                        $4,620,638
                                                                    ==========

   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
--------------------------------------------------------------------------------

                                                       TOTALS - ALL DIVISIONS
                                             -----------------------------------------
                                                 2001          2000           1999
                                             -----------    -----------    -----------
Investment Income:
  Dividends (Note 2)                         $   302,042    $   502,004    $   357,740
Expenses:
  Risk Charges and Administrative
    Expenses (Note 4)                            (40,720)       (50,708)       (47,826)
                                             -----------    -----------    -----------
    Net Investment Income                        261,322        451,296        309,914
                                             -----------    -----------    -----------

Net Realized Gains                                71,616        140,179        211,558
Net Unrealized Gains (Losses)                   (862,911)      (890,633)       399,741
                                             -----------    -----------    -----------
  Net Realized and Unrealized Gains
    (Losses)                                    (791,295)      (750,454)       611,299
                                             -----------    -----------    -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                     (529,973)      (299,158)       921,213
                                             -----------    -----------    -----------

Transfers Due to Terminations                   (219,670)      (263,708)      (261,011)
Transfers Among Investment Divisions                  --             --             --
                                             -----------    -----------    -----------

Net Decrease in Net Assets
  Resulting from Principal Transactions         (219,670)      (263,708)      (261,011)
                                             -----------    -----------    -----------

Total Increase (Decrease) in Net Assets         (749,643)      (562,866)       660,202
Net Assets - Beginning of Year                 4,620,638      5,183,504      4,523,302
                                             -----------    -----------    -----------
Net Assets - End of Year                     $ 3,870,995    $ 4,620,638    $ 5,183,504
                                             ===========    ===========    ===========


   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                   MONEY    INVESTMENT    EQUITY                    ASSET        HIGH
                                                   MARKET   GRADE BOND    INCOME       GROWTH      MANAGER      INCOME    OVERSEAS
                                       TOTAL      DIVISION   DIVISION    DIVISION     DIVISION     DIVISION    DIVISION   DIVISION
                                     ----------   --------  ----------   ----------   ----------   ---------   --------   --------
Investment Income:
  Dividends (Note 2)                 $  302,042   $ 12,894   $  11,706   $   74,311   $  148,884   $  23,041   $  6,684   $ 24,522
Expenses:
  Risk Charges and Administrative
    Expenses (Note 4)                   (40,720)    (3,236)     (2,237)     (11,019)     (19,072)     (2,854)      (522)    (1,780)
                                     ----------   --------   ---------   ----------   ----------   ---------   --------   --------
    Net Investment Income               261,322      9,658       9,469       63,292      129,812      20,187      6,162     22,742
                                     ----------   --------   ---------   ----------   ----------   ---------   --------   --------

Net Realized Gains (Losses)              71,616         --         360       17,905       55,096      (1,008)      (433)      (304)

Net Unrealized Gains (Losses)          (862,911)        --       5,901     (148,881)    (603,733)    (36,235)   (12,635)   (67,328)
                                     ----------   --------   ---------   ----------   ----------   ---------   --------   --------
  Net Realized and Unrealized
    Gains (Losses)                     (791,295)        --       6,261     (130,976)    (548,637)    (37,243)   (13,068)   (67,632)
                                     ----------   --------   ---------   ----------   ----------   ---------   --------   --------

Net Increase (Decrease) in Net
  Assets Resulting from Operations     (529,973)     9,658      15,730      (67,684)    (418,825)    (17,056)    (6,906)   (44,890)
                                     ----------   --------   ---------   ----------   ----------   ---------   --------   --------

Transfers Due to Terminations          (219,670)      (171)       (928)     (51,085)     (26,937)   (140,486)        (6)       (57)
Transfers Among Investment
  Divisions                                  --     71,126          --        8,591      (79,717)         --         --         --
                                     ----------   --------   ---------   ----------   ----------   ---------   --------   --------

Net Increase (Decrease) in Net
  Assets Resulting from Principal
  Transactions                         (219,670)    70,955        (928)     (42,494)    (106,654)   (140,486)        (6)       (57)
                                     ----------   --------   ---------   ----------   ----------   ---------   --------   --------

Total Increase (Decrease) in
  Net Assets                           (749,643)    80,613      14,802     (110,178)    (525,479)   (157,542)    (6,912)   (44,947)
Net Assets - Beginning of Year        4,620,638    259,608     213,795    1,186,372    2,282,382     419,315     54,728    204,438
                                     ----------   --------   ---------   ----------   ----------   ---------   --------   --------
Net Assets - End of Year             $3,870,995   $340,221   $ 228,597   $1,076,194   $1,756,903   $ 261,773   $ 47,816   $159,491
                                     ==========   ========   =========   ==========   ==========   =========   ========   ========

   The accompanying notes are an integral part of these financial Statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                          INVESTMENT
                                                 MONEY       GRADE      EQUITY                   ASSET        HIGH
                                                 MARKET      BOND       INCOME       GROWTH     MANAGER      INCOME    OVERSEAS
                                      TOTAL     DIVISION   DIVISION    DIVISION     DIVISION    DIVISION    DIVISION   DIVISION
                                   ----------   --------  ----------  ----------   ----------   ---------   --------   --------
Investment Income:
  Dividends (Note 2)               $  502,004   $ 15,962   $ 13,514   $   95,027   $  290,880   $  56,725   $  4,724   $ 25,172
Expenses:
  Risk Charges and Administrative
    Expenses (Note 4)                 (50,708)    (2,608)    (2,009)     (11,360)     (26,645)     (4,821)      (654)    (2,611
                                   ----------   --------   --------   ----------   ----------   ---------   --------   --------
    Net Investment Income             451,296     13,354     11,505       83,667      264,235      51,904      4,070     22,561
                                   ----------   --------   --------   ----------   ----------   ---------   --------   --------

Net Realized Gains (Losses)           140,179         --        208       41,642       74,448      17,377       (186)     6,690
Net Unrealized Gains (Losses)        (890,633)        --      7,956      (47,971)    (650,688)    (92,905)   (20,453)   (86,572)
                                   ----------   --------   --------   ----------   ----------   ---------   --------   --------
  Net Realized and Unrealized
    Gains (Losses)                   (750,454)        --      8,164       (6,329)    (576,240)    (75,528)   (20,639)   (79,882)
                                   ----------   --------   --------   ----------   ----------   ---------   --------   --------

Net Increase (Decrease) in
  Net Assets Resulting from
  Operations                         (299,158)    13,354     19,669       77,338     (312,005)    (23,624)   (16,569)   (57,321)
                                   ----------   --------   --------   ----------   ----------   ---------   --------   --------

Transfers Due to Terminations        (263,708)    (3,706)    (1,687)     (58,366)     (98,441)    (62,899)       (13)   (38,596)
Transfers Among Investment
  Divisions                                --    (29,846)        --      (53,177)      63,023     (29,534)        --     49,534
                                   ----------   --------   --------   ----------   ----------   ---------   --------   --------

Net Increase (Decrease) in
  Net Assets Resulting from
  Principal Transactions             (263,708)   (33,552)    (1,687)    (111,543)     (35,418)    (92,433)       (13)    10,938
                                   ----------   --------   --------   ----------   ----------   ---------   --------   --------

Total Increase (Decrease) in
  Net Assets                         (562,866)   (20,198)    17,982      (34,205)    (347,423)   (116,057)   (16,582)   (46,383)
Net Assets - Beginning of Year      5,183,504    279,806    195,813    1,220,577    2,629,805     535,372     71,310    250,821
                                   ----------   --------   --------   ----------   ----------   ---------   --------   --------
Net Assets - End of Year           $4,620,638   $259,608   $213,795   $1,186,372   $2,282,382   $ 419,315   $ 54,728   $204,438
                                   ==========   ========   ========   ==========   ==========   =========   ========   ========



   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                            INVESTMENT
                                                  MONEY       GRADE       EQUITY                   ASSET       HIGH
                                                  MARKET       BOND       INCOME       GROWTH     MANAGER     INCOME    OVERSEAS
                                       TOTAL     DIVISION    DIVISION    DIVISION     DIVISION    DIVISION   DIVISION   DIVISION
                                    ----------   ---------  ----------   ----------   --------    --------   --------   --------
Investment Income:
  Dividends (Note 2)                $  357,740   $  14,859   $ 10,348   $   61,727   $  217,010   $ 36,773   $  9,852   $  7,171
Expenses:
  Risk Charges and Administrative
    Expenses (Note 4)                  (47,826)     (2,967)    (1,974)     (12,949)     (21,988)    (5,079)      (911     (1,958)
                                    ----------   ---------   --------   ----------   ----------   --------   --------   --------
  Net Investment Income                309,914      11,892      8,374       48,778      195,022     31,694      8,941      5,213
                                    ----------   ---------   --------   ----------   ----------   --------   --------   --------

Net Realized Gains (Losses)            211,558          --        237       85,541      115,408     16,579     (6,620)       413
Net Unrealized Gains (Losses)          399,741          --    (12,684)     (63,180)     400,688      1,491      5,846     67,580
                                    ----------   ---------   --------   ----------   ----------   --------   --------   --------
  Net Realized and Unrealized
    Gains (Losses)                     611,299          --    (12,447)      22,361      516,096     18,070       (774)    67,993
                                    ----------   ---------   --------   ----------   ----------   --------   --------   --------

Net Increase (Decrease) in
  Net Assets Resulting from
  Operations                           921,213      11,892     (4,073)      71,139      711,118     49,764      8,167     73,206
                                    ----------   ---------   --------   ----------   ----------   --------   --------   --------

Transfers Due to Terminations         (261,011     (48,297)      (479)     (34,198     (112,840)   (26,198)   (38,934)       (65)
Transfers Among Investment
  Divisions                                 --     (40,437)        --     (103,743)     124,180     47,030    (27,030)        --
                                    ----------   ---------   --------   ----------   ----------   --------   --------   --------

Net Increase (Decrease) in
  Net Assets Resulting from
  Principal Transactions              (261,011)    (88,734)      (479)   (137,941)       11,340     20,832    (65,964)       (65)
                                    ----------   ---------   --------   ----------   ----------   --------   --------   --------

Total Increase (Decrease) in
  Net Assets                           660,202     (76,842)    (4,552)     (66,802)     722,458     70,596    (57,797)    73,141
Net Assets - Beginning of Year       4,523,302     356,648    200,365    1,287,379    1,907,347    464,776    129,107    177,680
                                    ----------   ---------   --------   ----------   ----------   --------   --------   --------
Net Assets - End of Year            $5,183,504   $ 279,806   $195,813   $1,220,577   $2,629,805   $535,372   $ 71,310   $250,821
                                    ==========   =========   ========   ==========   ==========   ========   ========   ========


   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1-ORGANIZATION

Monarch Life Insurance Company Separate Account VA1 (the Account), is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as, The Fidelity Variable Account II, a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act) and is currently comprised of seven investment divisions. Five investment divisions of the Account are invested solely in the shares of the five corresponding portfolios of the Variable Insurance Products Fund and the remaining two investment divisions are invested solely in the shares of the two corresponding portfolios of the Variable Insurance Products Fund II (the Funds), both are no-load, diversified, open-end, series management investment companies registered under the 1940 Act. The Funds' investment advisor is Fidelity Management & Research Company. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The Account cannot be charged with liabilities arising out of any other business of Monarch Life.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some insurance departments have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Idaho
(1998), Kentucky (1995), Louisiana 1994), Michigan (1995), Missouri (1994),
Nevada (1997), Washington (2000), and Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance, variable life, and annuity businesses. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the contract owners participating in the Account.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States of America.

     INVESTMENTS: The investments in shares of the Funds are stated at market value which is the net asset value per share of the respective portfolios of the Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of shares redeemed is determined on the first-in, first-out method. Dividend and capital gain distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the Account on the ex-dividend date. Capital gains distributions are included in dividend income in the Statements of Operations and Changes in Net Assets.

     FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends and capital gains distributions) attributable to the Account is not taxed.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 3-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of Funds shares by the Account for the year ended December 31, 2001, are shown below:

                                    Purchases       Sales
                                    ---------      --------
Money Market Portfolio               $ 84,013      $  3,400
Investment Grade Bond Portfolio        11,707         3,166
Equity Income Portfolio                82,873        62,075
Growth Portfolio                      148,884       125,726
Asset Manager Portfolio                23,041       143,340
High Income Portfolio                   6,687           531
Overseas Portfolio                     24,524         1,839
                                     --------      --------
           Totals                    $381,729      $340,077
                                     ========      ========

NOTE 4-EXPENSES

Monarch Life assumes mortality and expense risks and administrative expenses related to the operations of the Account. Monarch Life deducts a daily charge from the assets of the Account to cover these risks. This charge is, on an annual basis, equal to a rate of 1.0% (0.85% for mortality and expense risks and 0.15% for administrative charges) of the daily net assets of the Account.

NOTE 5-CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2001, are shown below:

                                                           Net Increase
                                    Issued      Redeemed    (Decrease)
                                    -------     --------   ------------
Money Market Division                4,593         (12)       4,581
Investment Grade Bond Division           0         (47)         (47)
Equity Income Division                 223      (1,271)      (1,048)
Growth Division                          0      (2,631)      (2,631)
Asset Manager Division                   0      (5,009)      (5,009)
High Income Division                     0          (0)          (0)
Overseas Division                        0          (4)          (4)

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6-CONTRACT OWNERS' ACCUMULATION VALUES

Contract owners' accumulation values for 2001, consists of the following:

                                                                           For the year ended December 31,
                                                                           -------------------------------
                                             At December 31,               Expenses as a
                               ------------------------------------------   % of Average
                               Accumulation   Accumulation   Accumulation   Accumulation          Total
                                  Units        Unit Value      Values          Values             Return
                               ------------   ------------   ------------  -------------         --------
Money Market Division             21,516         $15.81       $  340,221        1.00%              3.15%
Investment Grade Bond Division    11,057          20.67          228,597        1.00%              7.38%
Equity Income Division            28,123          38.27        1,076,194        1.00%             (5.91%)
Growth Division                   44,525          39.49        1,756,903        1.00%            (18.47%)
Asset Manager Division             9,616          27.22          261,773        1.00%             (5.05%)
High Income Division               2,445          19.55           47,816        1.00%            (12.62%)
Overseas Division                 10,806          14.76          159,491        1.00%             21.96%


The investment income ratio (dividends less capital gains distributions divided by average net assets) is not presented because as described in Note 2, capital gains distributions are included in dividend income.

NOTE 7-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Funds, that the Account satisfies the current requirements of the regulations.

NOTE 8-PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the contracts maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

50647 2/02